ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2016
ACQUISITION
Schedule of purchase price allocation
April 1,	2016
(millions of Canadian dollars)
Fair value of net assets acquired:

Property, plant and equipment	288

Intangible assets	251

539

Purchase price:

Cash	539